Financial Results - Summary of Financial Income and Costs (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RESULTS.
Income from deposits and other financial instruments	$ 3,259,801	$ 7,324,057	$ 8,973,606
Interests charged to customers in energy accounts and billing	13,130,196	12,477,393	8,057,203
Financial income by Law N21,185	4,802,376	15,328,829	5,225,739
Other financial income	5,228,027	1,030,181	5,142,727
Total Financial Income	26,420,400	36,160,460	27,399,275
Bank loans	(2,727,697)	(7,151,030)	(14,487,700)
Bonds payable to the public not guaranteed	(85,990,347)	(84,268,247)	(81,818,564)
Lease obligations	(1,960,901)	(2,128,360)	(1,815,170)
Valuation of financial derivatives for cash flow hedging	(9,327,966)	(5,887,498)	1,775,749
Financial cost by Law N21,185	(2,409,504)	(4,518,268)	(19,062,333)
Financial update of provisions	(3,048,796)	(4,115,292)	(4,356,650)
Post-employment benefit obligations	(1,818,983)	(2,146,386)	(2,639,738)
Debt formalization expenses and other associated expenses	(5,003,674)	(2,646,906)	(4,710,012)
Capitalized borrowing costs	61,513,684	33,109,819	9,321,354
Financial cost related companies	(42,066,043)	(35,079,947)	(31,304,382)
Assignment of rights and sale of accounts receivable to customers	(48,442,370)	(533,615)
Financial costs by law N21,340 and N21,249	(19,186,490)
Other financial costs	(13,574,029)	(12,043,041)	(15,800,454)
Financial Costs	(174,043,116)	(127,408,771)	(164,897,900)
Gains or loss from indexed assets and liabilities, net (*)	5,897,520	2,085,768	(2,982,268)
Foreign currency exchange differences	(15,334,368)	(23,272,231)	(10,412,110)
Total Financial Costs	(183,479,964)	(148,595,234)	(178,292,278)
Total Financial Results	$ (157,059,564)	$ (112,434,774)	$ (150,893,003)